Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Liabilities Measured On Recurring Basis

The following table sets forth our liabilities that were measured at fair value as of March 31, 2017, by level within the fair value hierarchy:

	Amounts at	Fair Value Measurement
	Fair Value	Level 1	Level 2	Level 3
Contingent consideration due to PhotoMedex	$3,928,394	$-	$-	$3,928,394
Total liabilities measured at fair value	$3,928,394	$-	$-	$3,928,394

Schedule of Changes in the Fair Value of Contingent Consideration Payable

The changes in the fair value of the Company’s contingent consideration payable due to PhotoMedex, Inc for the three months ended March 31, 2017 was as follows:

Balance at January 23, 2017-initial measurement	$4,198,043
Contingent consideration paid	(249,507)
Change in fair value	(20,142)
Balance at March 31, 2017	$3,928,394